Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Impact of deemed repatriation under US Tax Reform	$ 0	$ 0	$ 7,694,000
Impact of tax rate change under US Tax Reform			500,000
Deferred tax asset in respect of operating leases	11,754,000
Deferred tax liability in respect of operating leases	11,838,000
Valuation allowance for deferred tax assets	27,721,000	27,263,000	22,400,000
Net change in the total valuation allowance	400,000	4,800,000
Tax credit carry forward, valuation allowance		6,200,000
Tax credit carryforward, valuation allowance release	3,400,000
Deferred tax liabilities, undistributed foreign earnings	5,400,000	4,900,000
Unrecognized tax benefit, potentially expire in 2019	3,800,000
Total unrecognized tax benefits net of potential benefits	20,200,000	21,400,000	23,700,000
Interest and penalties recognized as an expense	0	1,300,000	$ 900,000
Total accrued interest and penalties	1,100,000	1,100,000
Provision for income taxes
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	0	5,600,000
Other Comprehensive Income
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	400,000	$ 800,000
Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland subsidiaries additional tax credit carryforward for income tax	6,500,000
Other non-U.S subsidiaries operating loss carryforwards for income tax	40,100,000
Other non-U.S subsidiaries tax credit carryforwards for income tax	5,100,000
Foreign Country | Tax Year 2020 to 2026
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	16,200,000
Foreign Country | Tax Year 2027 to 2036
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	19,100,000
United States
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. Federal net operating loss carry forwards currently available for offset	7,000,000.0
Alternative minimum tax credit carry forwards	300,000
Business credit carry forwards that are available to offset	1,000,000.0
United States | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	22,150,000
U.S. federal net operating loss carry forwards	20,200,000
Tax credit carry forward	29,300,000
Other non-U.S subsidiaries operating loss carryforwards for income tax	1,363,000
United States | Tax Year 2020 to 2021 | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	10,000,000.0
United States | Tax Year 2022 to 2026 | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	9,800,000
United States | Tax Year 2027 to 2036 | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	400,000
United States | State NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	45,035,000
Other non-U.S subsidiaries operating loss carryforwards for income tax	$ 49,000